SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

18.SUBSEQUENT EVENTS

On March 4, 2025, the Company, through Baosheng HK, set up Beijing Zhiding Baosheng Network Technology Co. Ltd., a wholly owned subsidiary in the PRC. The subsidiary is expected to be engaged in rendering network services.

Other than the above, these consolidated financial statements were approved by management and available for issuance on April 29, 2025, and the Company has evaluated subsequent events through this date.